Finance income and expenses (Schedule of finance expenses) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 ILS (₪)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 ILS (₪)
Finance expenses:
Bank fees	₪ 525	$ 165	₪ 586	₪ 535
Portfolio management fees	587	184	1,107	204
Foreign currency differences	1,181	370	0	0
Other	335	105	240	782
Total finance expenses	₪ 2,628	$ 824	₪ 1,933	₪ 1,521